Fair Value Measurement	9 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurement

Fair Value of Financial Assets and Liabilities

Financial liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurements at September 30, 2013 using
	September 30, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
Fair value of warrant liabilities	$39,923	–	–	$39,923

	Fair value measurements at December 31, 2012 using
	December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
Fair value of warrant liabilities	$3,125,393	–	–	$3,125,393

 Level 3 liabilities are valued using unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the derivative liabilities. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s accounting and finance department, who report to the Principal Accounting Officer, determine its valuation policies and procedures. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s accounting and finance department and are approved by the Principal Accounting Officer.

Level 3 Valuation Techniques

Level 3 financial liabilities consist of the warrant liabilities for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

The Company uses the Black-Scholes option valuation model to value Level 3 financial liabilities at inception and on subsequent valuation dates. This model incorporates transaction details such as the Company’s stock price, contractual terms, maturity, risk free rates, as well as volatility.

A significant decrease in the volatility or a significant decrease in the Company’s stock price, in isolation, would result in a significantly lower fair value measurement. Changes in the values of the warrant liabilities are recorded in “Fair value adjustments for warrant liabilities” in the Company’s condensed consolidated statements of operations.

As of September 30, 2013, there were no transfers in or out of Level 3 from other levels in the fair value hierarchy.

Liabilities resulting from the Warrants issued in connection with the Company’s financing were valued using the Black-Scholes option valuation model and the following assumptions on the following:

	September 30,	December 31,
	2013	2012
Warrants:
Risk-free interest rate	0.04% - 1.42%	0.16% - 0.72%
Expected volatility	55.12%-72.94%	91.79% - 146.03%
Expected life (in years)	0.1-3.3	0.8 - 4.9
Expected dividend yield	-	-
Number of warrants	66,062	550,664
Fair value	$39,923	$3,125,393

The risk-free interest rate was based on rates established by the Federal Reserve. The expected volatility in the Black-Scholes model is based on the standard deviation of the Company’s underlying stock price's daily logarithmic returns. The expected life of the warrants was determined by the expiration date of the warrants. The expected dividend yield was based upon the fact that the Company has not historically paid dividends on its common stock, and does not expect to pay dividends on its common stock in the future.

The fair value of these warrant liabilities was $3,125,393 at December 31, 2012. The net change in fair value during the nine months ended September 30, 2013 was $3,085,470, of which $2,610,465 is reported in our condensed consolidated statement of operations as fair value adjustments for warrant liabilities and $5,695,935 as a reclassification of the fair value of the warrant liabilities to stockholders’ equity in connection with the March 2013 exchange of 475,211 Series B Warrants for 229,337 shares of Series C Convertible Preferred Stock (see note 5 “Stockholders’ Equity”).  The fair value of the warrant liabilities is re-measured at the end of every reporting period and upon the exercise and/or modification of warrants.  The change in fair value is reported in the condensed consolidated statement of operations as fair value adjustments for warrant liabilities.

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis for the nine months ended September 30:

	2013	2012
Beginning balance	$3,125,393	$916,621
Issuance of new warrants	-	214,288
Fair value adjustments for
warrant liabilities	2,610,465	(740,605)
Reclassification to
stockholders’ equity	(5,695,935)	-
Ending balance	$39,923	$390,304